Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX) | Neuberger Berman All Cap Core Fund
Fund Summary
Goal
The Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in “Sales Charge Reductions and Waivers” on page 204 in the Fund’s prospectus and in “Additional Purchase Information – Sales Charge Reductions and Waivers” on page B-1 in Appendix B in the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX) Neuberger Berman All Cap Core Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		5.75%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge (CDSC) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX) Neuberger Berman All Cap Core Fund		Class A	Class C	Institutional Class
Management fees		0.81%	0.81%	0.70%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses		0.35%	0.35%	0.34%
Total annual operating expenses		1.41%	2.16%	1.04%
Fee waiver and/or expense reimbursement		0.20%	0.20%	0.28%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	1.21%	1.96%	0.76%
[1]	Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.20%, 1.95% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2018 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.20%, 1.95% and 0.75% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which NBM incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX) Neuberger Berman All Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,245	2,117
Class C	299	615	1,101	2,443
Institutional Class	78	243	488	1,191

Expense Example No Redemption Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX) Neuberger Berman All Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	691	937	1,245	2,117
Class C	199	615	1,101	2,443
Institutional Class	78	243	488	1,191

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund invests mainly in common stocks of companies across all market capitalizations.

The Fund seeks to reduce risk by investing in multiple sectors and industries.

The Portfolio Managers use systematic, sequential research in identifying potential investments, relying, where possible, on firsthand knowledge of the companies in which the Fund is investing. Investment selection begins with an evaluation of U.S. and foreign economic trends before the Portfolio Managers narrow their focus to particular industries that they believe have the best growth potential. From there the Portfolio Managers seek companies within those industries with: solid growth dynamics; sustainable competitive advantages; strong financial metrics; long-term free cash flow generation; shareholder focus; and insider ownership. The Portfolio Managers’ investment horizon typically ranges from two to five years.

The Portfolio Managers consider a wide range of companies within each industry and may invest in companies of any market capitalization.

The Fund typically will hold a limited number of stocks. Each stock at the time of purchase generally will not account for a significant percentage of the Fund’s total assets; however, this may change with subsequent changes in the market value of the Fund’s holdings.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

Principal Investment Risks
Most of the Fund’s performance depends on what happens in the stock market. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets may at times be volatile and values of individual securities and other investments may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Issuer-Specific Risk. An individual security or particular type of security may be more volatile, and may perform differently, than the market as a whole.

In addition, the Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Market Capitalization Risk. To the extent the Fund emphasizes small-, mid-, or large-cap stocks, it takes on the associated risks. At times, any one of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, and may have limited product lines, markets or financial resources. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Sector Risk. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Foreign Market Exposure Risk. Securities issued by U.S. entities with substantial foreign operations may involve additional risks relating to political, economic, or regulatory conditions in foreign countries.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.

Recent Market Conditions. The financial crisis that started in 2008 continues to affect the U.S. and many foreign economies. The crisis and its after-effects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expense ratios for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The Fund had a policy of investing mainly in common stocks of companies with a market capitalization greater than $7.5 billion at the time of purchase prior to September 2, 2014. Its performance prior to that date might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

Best quarter: Q3 ‘09, 12.08% Worst quarter: Q3 ‘08, -12.49% Year-to-date performance as of 9/30/2014: 3.49%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/13*
Average Annual Returns Class A Shares (NBEAX), Class C Shares (NBECX), Institutional Class Shares (NBEIX) Neuberger Berman All Cap Core Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	26.99%	14.88%	6.35%	Dec. 20, 2007
Class A	[1]	19.05%	13.00%	4.93%	Dec. 20, 2007
Class C	[1]	24.39%	13.50%	5.17%	Dec. 20, 2007
After Taxes on Distributions Institutional Class	[1]	24.39%	13.43%	5.23%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	[1]	17.24%	11.88%	4.92%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	32.39%	17.94%	6.39%	Dec. 20, 2007
[1]	Returns would have been lower if NBM had not reimbursed certain expenses and/or waived a portion of the investment management fee during certain of the periods shown.

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.